OTHER LONG-TERM LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Jan. 01, 2020 USD ($)	Jan. 01, 2020 CAD ($)
Lease obligation	$ 116	$ 289
Vehicles	110	145
Current portion of other long-term liabilities	(134)	(216)	$ (275)	$ (643)	$ (226)
Other long-term liabilities	$ 92	$ 218	$ 278	$ 299	$ 389